UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Dynamic Equity Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 122.4%

	COMMON STOCKS – 122.4%

	Aerospace & Defense – 2.2%

4,714	BWX Technologies, Inc.	$180,876

1,305	Huntington Ingalls Industries Inc.	200,213

629	Lockheed Martin Corporation	150,784
	Total Aerospace & Defense	531,873

	Banks – 4.3%

39,891	Banco Bradesco SA	361,811

15,969	Banco Itau Holdings Financeira, S.A	174,701

5,061	Comerica Incorporated	239,487

6,313	FCB Financial Holdings, Inc., Class A Shares, (2)	242,609
	Total Banks	1,018,608

	Beverages – 2.8%

1,977	Dr. Pepper Snapple Group	180,520

4,512	Molson Coors Brewing Company, Class B	495,418
	Total Beverages	675,938

	Biotechnology – 1.2%

1,852	Eagle Pharmaceuticals Inc., (2)	129,640

2,047	Gilead Sciences, Inc.	161,959
	Total Biotechnology	291,599

	Building Products – 4.3%

5,924	Aaon, Inc.	170,730

10,572	Gibraltar Industries Inc.	392,750

1,174	Lennox International Inc.	184,353

8,006	Masco Corporation	274,686
	Total Building Products	1,022,519

	Capital Markets – 5.8%

17,640	Bats Global Markets, Inc.	531,493

8,490	Interactive Brokers Group, Inc.	299,442

1,065	Intercontinental Exchange Group, Inc.	286,868

3,258	MSCI Inc., Class A Shares	273,477
	Total Capital Markets	1,391,280

	Chemicals – 4.6%

1,526	Air Products & Chemicals Inc.	229,419

6,981	Axalta Coating Systems Limited, (2)	197,353

6,614	Dow Chemical Company	342,804

NUVEEN	1

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Chemicals (continued)

6,300	GCP Applied Technologies, Inc., (2)	$178,416

18,181	Platform Specialty Products Corporation, (2)	147,448
	Total Chemicals	1,095,440

	Commercial Services & Supplies – 2.8%

2,415	Stericycle Inc., (2)	193,538

6,246	Waste Connections Inc.	466,576
	Total Commercial Services & Supplies	660,114

	Consumer Finance – 2.6%

14,507	Green Dot Corporation, Class A Shares, (2)	334,531

10,436	Synchrony Financial	292,208
	Total Consumer Finance	626,739

	Distributors – 0.7%

1,873	Pool Corporation	177,036

	Diversified Financial Services – 0.9%

7,763	Voya Financial Inc.	223,730

	Electric Utilities – 1.2%

2,533	Edison International	183,009

3,177	PNM Resources Inc.	103,951
	Total Electric Utilities	286,960

	Electrical Equipment – 0.6%

8,131	Babcock & Wilcox Enterprises, Inc., (2)	134,161

	Energy Equipment & Services – 2.3%

10,039	Patterson-UTI Energy, Inc.	224,572

6,784	US Silica Holdings Inc.	315,863
	Total Energy Equipment & Services	540,435

	Equity Real Estate Investment Trusts – 10.0%

2,588	American Tower Corporation, REIT	293,298

655	Equinix Inc.	235,964

2,034	Federal Realty Investment Trust	313,094

10,027	Four Corners Property Trust, Inc.	213,876

8,653	Gaming and Leisure Properties Inc.	289,443

5,628	Health Care Property Investors Inc.	213,583

6,293	Iron Mountain Inc.	236,176

5,580	Kite Realty Group Trust	154,678

7,967	STAG Industrial Inc.	195,271

7,947	STORE Capital Corporation	234,198
	Total Equity Real Estate Investment Trusts	2,379,581

2	NUVEEN

Shares	Description (1)	Value

	Food Products – 7.8%

3,554	B&G Foods Inc.	$174,786

4,208	General Mills, Inc.	268,807

1,603	JM Smucker Company	217,271

3,988	Kellogg Company	308,950

2,969	Kraft Heinz Company	265,755

3,537	McCormick & Company, Incorporated	353,417

3,523	Tyson Foods, Inc., Class A	263,062
	Total Food Products	1,852,048

	Gas Utilities – 1.5%

1,761	Northwest Natural Gas Company	105,854

3,763	Spire, Inc.	239,854
	Total Gas Utilities	345,708

	Health Care Equipment & Supplies – 3.8%

6,533	Abbott Laboratories	276,281

3,902	Danaher Corporation	305,878

5,489	DENTSPLY SIRONA Inc.	326,211
	Total Health Care Equipment & Supplies	908,370

	Health Care Providers & Services – 1.5%

3,829	Patterson Companies, Inc.	175,904

9,459	Surgery Partners Inc., (2)	191,450
	Total Health Care Providers & Services	367,354

	Hotels, Restaurants & Leisure – 0.9%

15,171	Penn National Gaming, Inc., (2)	205,870

	Household Durables – 0.7%

3,371	Newell Brands Inc.	177,517

	Household Products – 4.4%

8,938	Church & Dwight Company Inc.	428,309

1,814	Clorox Company	227,077

3,142	Kimberly-Clark Corporation	396,332
	Total Household Products	1,051,718

	Insurance – 6.4%

2,092	Ace Limited	262,860

7,216	Hartford Financial Services Group, Inc.	308,989

16,145	National General Holdings Corporation	359,065

19,881	Old Republic International Corporation	350,303

14,423	United Insurance Holdings Corporation	244,903
	Total Insurance	1,526,120

NUVEEN	3

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Internet and Direct Marketing Retail – 1.0%

287	Amazon.com, Inc., (2)	$240,308

	Internet Software & Services – 1.8%

272	Alphabet Inc., Class A, (2)	218,704

13,109	Box, Inc., Class A Shares, (2)	206,598
	Total Internet Software & Services	425,302

	IT Services – 9.2%

5,807	Fidelity National Information Services	447,313

22,046	First Data Corporation, Class A Shares, (2)	290,125

3,723	Leidos Holdings Inc.	161,131

2,623	MasterCard, Inc.	266,943

27,164	Net 1 UEPS Technologies, Inc., (2)	232,524

4,322	PayPal Holdings, Inc., (2)	177,072

14,326	Square Inc., (2)	167,041

3,076	Visa Inc.	254,385

1,665	WEX, Inc., (2)	179,970
	Total IT Services	2,176,504

	Life Sciences Tools & Services – 0.8%

1,197	Thermo Fisher Scientific, Inc.	190,395

	Machinery – 4.2%

5,098	Fortive Corporation	259,488

5,609	John Bean Technologies Corporation	395,715

7,181	Manitowoc Foodservice, Inc., (2)	116,476

1,954	WABCO Holdings Inc.	221,838
	Total Machinery	993,517

	Media – 0.5%

3,884	Liberty LiLAC Group, Class A Shares, (2)	107,160

	Metals & Mining – 2.3%

17,279	Barrick Gold Corporation	306,184

42,488	Vale SA	233,684
	Total Metals & Mining	539,868

	Multi-Utilities – 2.6%

4,935	CMS Energy Corporation	207,319

7,085	MDU Resources Group Inc.	180,242

3,801	WEC Energy Group, Inc.	227,604
	Total Multi-Utilities	615,165

	Oil, Gas & Consumable Fuels – 3.3%

7,684	Cabot Oil & Gas Corporation	198,247

4,811	Gulfport Energy Corporation, (2)	135,911

4	NUVEEN

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

4,750	ONEOK, Inc.	$244,102

9,402	PBF Energy Inc.	212,861
	Total Oil, Gas & Consumable Fuels	791,121

	Pharmaceuticals – 2.7%

863	Allergan PLC, (2)	198,758

2,809	Johnson & Johnson	331,827

1,133	Perrigo Company	104,610
	Total Pharmaceuticals	635,195

	Professional Services – 0.9%

2,702	Verisk Analytics Inc, Class A Shares, (2)	219,619

	Real Estate Management & Development – 0.9%

1,782	Jones Lang LaSalle Inc.	202,774

	Road & Rail – 4.7%

2,215	Canadian Pacific Railway Limited	338,230

3,943	Genesee & Wyoming Inc., (2)	271,870

4,679	Knight Transportation Inc.	134,241

3,816	Union Pacific Corporation	372,174
	Total Road & Rail	1,116,515

	Semiconductors & Semiconductor Equipment – 5.2%

1,814	Broadcom Limited	312,951

8,965	Integrated Device Technology, Inc., (2)	207,091

5,953	MA-COM Technology Solutions Holdings Incorporated, (2)	252,050

4,530	Mellanox Technologies, Limited, (2)	195,922

5,055	Xilinx, Inc.	274,689
	Total Semiconductors & Semiconductor Equipment	1,242,703

	Software – 1.3%

2,401	Electronic Arts Inc., (2)	205,045

1,737	Microsoft Corporation	100,051
	Total Software	305,096

	Specialty Retail – 5.2%

2,381	Home Depot, Inc.	306,387

1,867	Lithia Motors Inc.	178,336

1,076	O’Reilly Automotive Inc., (2)	301,398

8,295	Rent-A-Center Inc.	104,849

8,941	Tailored Brands, Inc.	140,374

2,665	TJX Companies, Inc.	199,289
	Total Specialty Retail	1,230,633

NUVEEN	5

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)			Value

	Thrifts & Mortgage Finance – 1.2%

20,917	Radian Group Inc.			$283,425

	Trading Companies & Distributors – 1.3%

2,245	Watsco Inc.			316,320
	Total Long-Term Investments (cost $27,179,726)			29,122,338

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 31.2%

	REPURCHASE AGREEMENTS – 31.2%

$7,415	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $7,414,570, collateralized by $6,480,000 U.S. Treasury Bonds, 3.000%, due 11/15/45, value $7,565,400	0.030%	10/03/16	$7,414,551
	Total Short-Term Investments (cost $7,414,551)			7,414,551
	Total Investments (cost $34,594,277) – 153.6%			36,536,889

Shares	Description (1)			Value

	SECURITIES SOLD SHORT – (65.6)% (3)

	COMMON STOCKS SOLD SHORT – (61.9)%

	Air Freight & Logistics – (0.9)%

(5,872)	XPO Logistics, Incorporated, (2)			$(215,326)

	Airlines – (0.5)%

(3,334)	American Airlines Group Inc.			(122,058)

	Automobiles – (1.8)%

(10,305)	Ford Motor Company			(124,381)

(4,556)	General Motors Company			(144,744)

(3,099)	Harley-Davidson, Inc.			(162,976)
	Total Automobiles			(432,101)

	Banks – (4.7)%

(4,324)	Bank of Nova Scotia			(229,129)

(1,823)	BOK Financial Corporation			(125,732)

(1,897)	Canadian Imperial Bank of Commerce			(147,074)

(3,303)	Citigroup Inc.			(156,001)

(7,328)	HSBC Holdings PLC			(275,606)

(37,476)	Royal Bank of Scotland Group PLC, (2)			(174,638)
	Total Banks			(1,108,180)

	Biotechnology – (0.4)%

(781)	Alexion Pharmaceuticals Inc., (2)			(95,704)

	Building Products – (0.8)%

(5,190)	Caesarstone Sdot-Yam Limited, (2)			(195,715)

6	NUVEEN

Shares	Description (1)	Value

	Capital Markets – (3.7)%

(12,642)	Credit Suisse Group	$(166,116)

(11,735)	Deutsche Bank AG	(153,611)

(5,229)	Franklin Resources, Inc.	(185,995)

(4,535)	Legg Mason, Inc.	(151,832)

(5,788)	LPL Investments Holdings Inc.	(173,119)

(8,595)	Manning & Napier Inc.	(60,939)
	Total Capital Markets	(891,612)

	Chemicals – (2.2)%

(7,119)	CF Industries Holdings, Inc.	(173,348)

(13,798)	CVR Partners LP	(73,129)

(3,292)	Methanex Corporation	(117,459)

(2,854)	Westlake Chemical Corporation	(152,689)
	Total Chemicals	(516,625)

	Consumer Finance – (3.4)%

(2,641)	American Express Company	(169,130)

(3,050)	Discover Financial Services	(172,477)

(18,433)	Navient Corporation	(266,726)

(3,914)	World Acceptance Corporation, (2)	(191,943)
	Total Consumer Finance	(800,276)

	Diversified Consumer Services – (0.6)%

(3,522)	Sothebys Holdings Inc.	(133,906)

	Electrical Equipment – (1.0)%

(7,636)	Atkore International Group Inc., (2)	(143,099)

(4,761)	Thermon Group Holdings Inc., (2)	(94,030)
	Total Electrical Equipment	(237,129)

	Electronic Equipment, Instruments & Components – (1.2)%

(4,266)	Zebra Technologies Corporation, Class A, (2)	(296,956)

	Energy Equipment & Services – (1.3)%

(10,058)	Bristow Group Inc.	(141,013)

(17,495)	Hornbeck Offshore Services Inc., (2)	(96,222)

(25,290)	Tidewater Inc.	(71,318)
	Total Energy Equipment & Services	(308,553)

	Equity Real Estate Investment Trusts – (6.8)%

(921)	AvalonBay Communities, Inc.	(163,791)

(1,983)	Camden Property Trust	(166,056)

(6,197)	Care Capital Properties, Inc.	(176,614)

(4,898)	Communications Sales & Leasing, Inc.	(153,846)

(2,479)	Equity Residential	(159,474)

NUVEEN	7

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Equity Real Estate Investment Trusts (continued)

(9,200)	Farmland Partners, Inc.	$(103,040)

(5,903)	Hersha Hospitality Trust	(106,372)

(4,879)	LaSalle Hotel Properties	(116,462)

(13,728)	New Senior Investment Group Inc.	(158,421)

(11,431)	Parkway Properties Inc.	(194,441)

(5,519)	RLJ Lodging Trust	(116,065)
	Total Equity Real Estate Investment Trusts	(1,614,582)

	Food & Staples Retailing – (2.1)%

(4,883)	SpartanNash Co	(141,216)

(36,392)	SUPERVALU INC.	(181,596)

(6,093)	Whole Foods Market, Inc.	(172,737)
	Total Food & Staples Retailing	(495,549)

	Health Care Equipment & Supplies – (1.1)%

(3,642)	Halyard Health Inc., (2)	(126,232)

(3,288)	Natus Medical, Inc., (2)	(129,186)
	Total Health Care Equipment & Supplies	(255,418)

	Health Care Providers & Services – (3.9)%

(1,537)	Cardinal Health, Inc.	(119,425)

(5,662)	Ensign Group Inc.	(113,976)

(1,161)	Express Scripts, Holding Company, (2)	(81,885)

(84,146)	Genesis Healthcare Inc., (2)	(224,670)

(2,093)	HCA Holdings Inc., (2)	(158,294)

(3,746)	Team Health Holdings Inc., (2)	(121,970)

(5,482)	Triple-S Management Corporation, Class B Shares, (2)	(120,220)
	Total Health Care Providers & Services	(940,440)

	Hotels, Restaurants & Leisure – (2.6)%

(5,839)	Bloomin Brands	(100,664)

(463)	Chipotle Mexican Grill, (2)	(196,080)

(3,731)	ClubCorp Holdings Inc.	(53,988)

(3,200)	Norwegian Cruise Line Holdings Limited, (2)	(120,640)

(1,445)	Wynn Resorts Ltd	(140,772)
	Total Hotels, Restaurants & Leisure	(612,144)

	Household Products – (0.5)%

(6,935)	HRG Group, Inc., (2)	(108,879)

	Insurance – (2.9)%

(2,311)	Lincoln National Corporation	(108,571)

(7,606)	Manulife Financial Corporation	(107,321)

(3,971)	Primerica Inc.	(210,582)

8	NUVEEN

Shares	Description (1)	Value

	Insurance (continued)

(5,015)	Principal Financial Group, Inc.	$(258,323)
	Total Insurance	(684,797)

	Internet Software & Services – (1.0)%

(12,611)	TrueCar Inc., (2)	(119,048)

(3,617)	Zillow Group, Inc., (2)	(125,329)
	Total Internet Software & Services	(244,377)

	IT Services – (1.9)%

(1,068)	Accenture Limited	(130,478)

(2,208)	Cognizant Technology Solutions Corporation, Class A, (2)	(105,344)

(1,722)	Global Payments Inc.	(132,181)

(5,829)	Infosys Technologies Limited	(91,982)
	Total IT Services	(459,985)

	Machinery – (0.5)%

(940)	Cummins Inc.	(120,461)

	Metals & Mining – (0.7)%

(34,392)	AK Steel Holding Corporation	(166,113)

	Mortgage Real Estate Investment Trusts – (0.5)%

(26,380)	Newcastle Investment Corporation	(119,501)

	Multiline Retail – (0.8)%

(4,293)	Kohl’s Corporation	(187,819)

	Oil, Gas & Consumable Fuels – (1.7)%

(36,567)	Capital Product Partners LP	(119,208)

(10,311)	CVTR Energy Inc.	(141,982)

(5,105)	Western Refining Inc.	(135,078)
	Total Oil, Gas & Consumable Fuels	(396,268)

	Pharmaceuticals – (0.3)%

(2,879)	Lannett Company Inc., (2)	(76,495)

	Real Estate Management & Development – (0.3)%

(2,432)	Realogy Holdings Corporation	(62,892)

	Road & Rail – (1.9)%

(6,025)	ArcBest Corporation	(114,595)

(2,618)	Hertz Global Holdings, Inc., (2)	(105,139)

(1,455)	Ryder System, Inc.	(95,957)

(4,288)	Saia, Inc., (2)	(128,468)
	Total Road & Rail	(444,159)

	Semiconductors & Semiconductor Equipment – (1.5)%

(3,277)	QUALCOMM, Inc.	(224,474)

NUVEEN	9

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment (continued)

(2,062)	Synaptics, Inc., (2)	$(120,792)
	Total Semiconductors & Semiconductor Equipment	(345,266)

	Software – (1.3)%

(1,593)	Ansys Inc., (2)	(147,528)

(2,308)	Aspen Technology Inc., (2)	(107,991)

(1,484)	Mobileye NV, (2)	(63,174)
	Total Software	(318,693)

	Specialty Retail – (3.0)%

(4,959)	Best Buy Co., Inc.	(189,335)

(3,692)	CarMax, Inc., (2)	(196,968)

(4,239)	Michaels Cos Inc., (2)	(102,457)

(2,875)	Penske Auto Group, Inc.	(138,517)

(1,292)	Signet Jewelers Limited	(96,293)
	Total Specialty Retail	(723,570)

	Textiles, Apparel & Luxury Goods – (0.7)%

(28,868)	Vince Holding Company, (2)	(162,816)

	Thrifts & Mortgage Finance – (0.8)%

(8,730)	BofI Holdings, Inc., (2)	(195,552)

	Trading Companies & Distributors – (2.6)%

(4,508)	AerCap Holdings N.V, (2)	(173,513)

(7,224)	H&E Equipment Services, Inc.	(121,074)

(1,734)	Herc Holdings, Inc., (2)	(58,436)

(11,689)	Textainer Group Holdings Limited	(87,551)

(13,612)	Triton International Limited of Bermuda	(179,542)
	Total Trading Companies & Distributors	(620,116)
	Total Common Stocks Sold Short (proceeds $13,506,585)	(14,710,033)

Shares	Description (1), (4)	Value

	EXCHANGE-TRADED FUNDS SOLD SHORT – (3.7)% (3)

(3,610)	SPDR® S&P® Biotech ETF	$(239,307)

(7,709)	SPDR® S&P® Pharmaceuticals ETF	(340,661)

(4,443)	VanEck Vectors™ Semiconductor ETF	(308,655)
	Total Exchange-Traded Funds Sold Short (proceeds $747,764)	(888,623)
	Total Securities Sold Short (proceeds $14,254,349)	(15,598,656)
	Other Assets Less Liabilities – 12.0%	2,850,002
	Net Assets – 100%	$23,788,235

10	NUVEEN

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$29,122,338	$—	$—	$29,122,338
Short-Term Investments:
Repurchase Agreements	—	7,414,551	—	7,414,551
Securities Sold Short:
Common Stocks Sold Short	(14,710,033)	—	—	(14,710,033)
Exchange-Traded Funds Sold Short	(888,623)	—	—	(888,623)
Total	$13,523,682	$7,414,551	$—	$20,938,233

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding securities sold short) was $34,672,212.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$2,500,614
Depreciation	(635,937)
Net unrealized appreciation (depreciation) of investments	$1,864,677

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for securities sold short. As of the end of the reporting period, long-term investments with a value of $18,667,866 have been pledged as collateral for securities sold short.

(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

NUVEEN	11

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016